Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenues from contracts with customers	$ 333,611,248	$ 466,376,330	$ 420,867,429
Government grants	3,412	197,519	93,509
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	610,554
Cost of sales	(203,424,872)	(279,368,328)	(235,464,072)
Changes in the net realizable value of agricultural products after harvest	(1,541,204)	(2,385,069)	(4,351,433)
Research and development expenses	(15,138,510)	(17,422,487)	(15,943,987)
Selling, general and administrative expenses	(125,908,240)	(126,340,822)	(116,531,274)
Share of profit or loss of joint ventures and associates	(36,927,610)	(21,023,150)	47,709,605
Other income or expenses, net	(56,589,216)	(703,265)	1,055,299
Operating (loss) profit	(104,150,129)	19,284,982	98,045,630
Financial cost	(41,809,445)	(37,634,153)	(33,576,632)
Other financial results	(24,043,905)	(9,608,981)	(13,674,756)
(Loss) Profit before income tax	(170,003,479)	(27,958,152)	50,794,242
Income tax	(6,636,121)	(1,103,152)	2,328,366
(Loss) Profit for the year	(176,639,600)	(29,061,304)	53,122,608
Items that may be subsequently reclassified to profit and loss	(3,680,709)	(1,092,833)	(911,896)
Equity holders of the parent	(114,009,391)	(32,875,350)	39,068,323
Foreign exchange differences on translation of foreign operations from joint ventures	(802,200)	977,482	(46,541)
Non-controlling interests	(66,310,918)	2,721,213	11,675,040
Foreign exchange differences on translation of foreign operations	(2,878,509)	(2,070,315)	(865,355)
Total comprehensive (loss)	(180,320,309)	(30,154,137)	50,743,363
Items that will not be subsequently reclassified to loss and profit			(1,467,349)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates			(184,630)
Revaluation of property, plant and equipment, net of tax			(1,282,719)
Total comprehensive (loss) profit	(180,320,309)	(30,154,137)	50,743,363
(Loss) / profit for the year attributable to:
Equity holders of the parent	(111,460,708)	(32,685,398)	40,435,923
Non-controlling interests	(65,178,892)	3,624,094	12,686,685
(Loss) Profit for the year	$ (176,639,600)	$ (29,061,304)	$ 53,122,608
(Loss) /Profit per share
Basic (loss) / profit attributable to ordinary equity holders of the parent (in Dollars per share)	$ (17.2461)	$ (5.6146)	$ 8.8034
Diluted (loss) / profit attributable to ordinary equity holders of the parent (in Dollars per share)	$ (17.2461)	$ (5.6146)	$ 8.8034
Total comprehensive (loss) / income attributable to:
Items that may be subsequently reclassified to profit and loss	$ (3,680,709)	$ (1,092,833)	$ (911,896)
Equity holders of the parent	(114,009,391)	(32,875,350)	39,068,323
Foreign exchange differences on translation of foreign operations from joint ventures	(802,200)	977,482	(46,541)
Non-controlling interests	(66,310,918)	2,721,213	11,675,040
Foreign exchange differences on translation of foreign operations	(2,878,509)	(2,070,315)	(865,355)
Total comprehensive (loss)	(180,320,309)	(30,154,137)	50,743,363
Items that will not be subsequently reclassified to loss and profit			(1,467,349)
Revaluation of property, plant and equipment, net of tax, of joint ventures and associates			(184,630)
Revaluation of property, plant and equipment, net of tax			(1,282,719)
Total comprehensive (loss) profit	$ (180,320,309)	$ (30,154,137)	$ 50,743,363